Income Taxes (Details) - HKD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Tax rate value (in Dollars)				$ 2,000,000	$ 2,000,000
Tax rate	16.50%			16.50%	8.25%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	16.50%	16.50%	16.50%
Profits reduction percentage	100.00%
Government reduction grants (in Dollars)	$ 3,000	$ 6,000	$ 10,000
Singapore [Member]
Income Taxes [Line Items]
Income tax rate	17.00%
Australia [Member]
Income Taxes [Line Items]
Income tax rate	25.00%
Top Fin and Top AM [Member] | Singapore [Member]
Income Taxes [Line Items]
Income tax rate	17.00%
Top 500 Sec Pty Ltd [Member] | Australia [Member]
Income Taxes [Line Items]
Income tax rate	25.00%